Borrowings, other debts and derivative liabilities - Summary of Short-term Debt (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Debt Disclosure [Abstract]
Bank borrowings	¥ 134,540		¥ 85,566
Current portion of long-term bank borrowings	26,586
Total	¥ 161,126	$ 25,417	¥ 85,566